Leases - Related expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases
Depreciation of right of-use-assets	€ 1,631	€ 1,013
thereof: interest portion of lease payments	450	341
Short-term lease expenses	108	138
Lease expenses for low-value assets	80	75
Total amount recognized in expense	€ 2,269	€ 1,567